UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2005
                                                ------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Empyrean Capital Partners, LP
           --------------------------------------------------
Address:   10250 Constellation Boulevard
           --------------------------------------------------
           Suite 2950
           --------------------------------------------------
           Los Angeles, California  90067
           --------------------------------------------------

Form 13F File Number:      028-11141
                          ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Tony Hynes
           --------------------------------------------------
Title:     Chief Financial Officer
           --------------------------------------------------
Phone:     310-843-3060
           --------------------------------------------------

Signature, Place, and Date of Signing:

       /s/ Tony Hynes             Los Angeles, California         5/16/05
       ------------------------   ------------------------------  ----------

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Report Summary:


Number of Other Included Managers:             0
                                               -------------

Form 13F Information Table Entry Total:        46
                                               -------------

Form 13F Information Table Value Total:        881,674
                                               -------------
                                               (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. NONE

                                 FORM 13F INFORMATION TABLE

             NAME OF            TITLE                             VALUE    SHRS OR   SH/  PUT/   INVESTMENT
             ISSUER            OF CLASS              CUSIP       (X$1000)  PRN  AMT  PRN  CALL   DISCRETION     SOLE   SHARED   NONE
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------------------------------------------------------------------------------------------------------------------------------------

ALLMERICA FINL CORP                COM             019754100      9,185     255,500  SH             Sole       255,500
ALTRIA GROUP INC                   CALL            02209S903      5,670      14,000  SH   CALL      Sole        14,000
ALTRIA GROUP INC                   COM             02209S103      9,808     150,000  SH             Sole       150,000
ASK JEEVES INC                     COM             045174109      7,020     250,000  SH             Sole       250,000
ASSURANT INC                       COM             04621X108     26,171     776,600  SH             Sole       776,600
CARMIKE CINEMAS INC                COM             143436400     14,808     397,214  SH             Sole       397,214
CHARTER COMMUNICATIONS INC D       CL A            16117M107      3,252   2,032,658  SH             Sole     2,032,658
CHIRON CORP                        COM             170040109     35,060   1,000,000  SH             Sole     1,000,000
COMPUTER ASSOCIATES INTL INC       COM             204912109     31,829   1,174,500  SH             Sole     1,174,500
CONSECO INC                        COM NEW         208464883      1,282      62,800  SH             Sole        62,800
DELTA AIR LINES INC DEL            COM             247361108      9,527   2,352,300  SH             Sole     2,352,300
DOMINION RES INC VA NEW            CALL            25746U909        510       3,000  SH   CALL      Sole         3,000
DOMINION RES INC VA NEW            COM             25746U109     27,911     375,000  SH             Sole       375,000
FEDERATED DEPT STORES INC DE       COM             31410H101     31,820     500,000  SH             Sole       500,000
GAP INC DEL                        COM             364760108     35,337   1,618,000  SH             Sole     1,618,000
GENERAL MTRS CORP                  DEB SR CV C 33  370442717     26,000   1,250,000  SH             Sole     1,250,000
GENWORTH FINL INC                  COM CL A        37247D106      7,331     266,400  SH             Sole       266,400
GUIDANT CORP                       COM             401698105     44,177     597,800  SH             Sole       597,800
HUDSON CITY BANCORP                COM             443683107     10,362     283,500  SH             Sole       283,500
INSIGHT COMMUNICATIONS INC         CL A            45768V108      5,937     501,000  SH             Sole       501,000
JEFFERSON PILOT CORP               COM             475070108      1,172      23,900  SH             Sole        23,900
LAS VEGAS SANDS CORP               COM             517834107     17,991     399,800  SH             Sole       399,800
LIBERTY MEDIA CORP NEW             COM SER A       530718105     57,824   5,576,100  SH             Sole     5,576,100
LIBERTY MEDIA INTL INC             COM SER A       530719103     27,237     622,700  SH             Sole       622,700
LINCOLN NATL CORP IND              COM             534187109      1,147      25,400  SH             Sole        25,400
MANDALAY RESORT GROUP              COM             562567107      9,474     134,400  SH             Sole       134,400
MCI INC                            CALL            552691907        230       1,000  SH   CALL      Sole         1,000
MCI INC                            COM             552691107     49,800   2,000,000  SH             Sole     2,000,000
METLIFE INC                        COM             59156R108      1,103      28,200  SH             Sole        28,200
MOLSON COORS BREWING CO            CL B            60871R209     48,231     625,000  SH             Sole       625,000
NEIMAN MARCUS GROUP INC            CL A            640204202     22,877     250,000  SH             Sole       250,000
NEWS CORP                          CL B            65248E203      3,960     224,900  SH             Sole       224,900
NEWS CORP                          CL A            65248E104     58,499   3,457,392  SH             Sole     3,457,392
NORANDA INC                        COM             655422103     31,201   1,552,800  SH             Sole     1,552,800
NTL INC DEL                        COM             62940M104      8,876     139,400  SH             Sole       139,400
PG&E CORP                          COM             69331C108     16,764     491,600  SH             Sole       491,600
PRUDENTIAL FINL INC                COM             744320102      1,165      20,300  SH             Sole        20,300
QUESTAR CORP                       COM             748356102     29,625     500,000  SH             Sole       500,000
ROYAL DUTCH PETE CO                NY REG EUR .56  780257804      5,998      99,900  SH             Sole        99,900
SAKS INC                           COM             79377W108      4,778     264,700  SH             Sole       264,700
SPRINT CORP                        COM FON         852061100     67,135   2,951,000  SH             Sole     2,951,000
TELEWEST GLOBAL INC                COM             87956T107     25,575   1,437,600  SH             Sole     1,437,600
TELUS CORP                         NON-VTG SHS     87971M202     18,427     598,100  SH             Sole       598,100
THERAVANCE INC                     COM             88338T104      7,839     429,546  SH             Sole       429,546
TORCHMARK CORP                     COM             891027104      1,185      22,700  SH             Sole        22,700
TYCO INTL LTD NEW                  COM             902124106     20,564     608,400  SH             Sole       608,400